UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-2071

Exact name of registrant as specified in charter:	Delaware Group Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Corporate Bond Fund

April 30, 2008
		Principal	Value
		Amount°	(U.S.$)
Agency Collateralized Mortgage Obligations – 0.19%
Fannie Mae REMIC Series 2005-67 EY 5.50% 8/25/25	USD	615,000	$608,305
GNMA Series 2003-5 B 4.486% 10/16/25		540,000	542,534
Total Agency Collateralized Mortgage Obligations (cost $1,149,330)			1,150,839
Agency Mortgage-Backed Security – 0.19%
Fannie Mae S.F. 30 yr 5.50% 9/1/36		1,124,568	1,133,911
Total Agency Mortgage-Backed Security (cost $1,109,281)			1,133,911
Agency Obligations – 0.69%
Freddie Mac
*5.00% 12/14/18		880,000	855,428
¥5.50% 8/23/17		1,645,000	1,799,062
Tennessee Valley Authority 4.875% 1/15/48		1,550,000	1,504,627
Total Agency Obligations (cost $4,213,020)			4,159,117
@=#Collateralized Debt Obligation – 0.02%
Travelers Funding CBO Series 1A A2 144A 6.35% 2/18/14		116,610	116,575
Total Collateralized Debt Obligation (cost $119,015)			116,575
Commercial Mortgage-Backed Securities – 2.53%
•Bank of America Commercial Mortgage
Series 2004-3 A5 5.316% 6/10/39		1,490,000	1,524,398
Series 2005-6 AM 5.180% 9/10/47		675,000	648,600
Series 2006-3 A4 5.889% 7/10/44		1,075,000	1,087,840
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16		1,105,000	1,129,188
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		2,395,000	2,494,795
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C2 A2 5.05% 12/12/34		800,000	798,405
Series 2006-LDP9 A2 5.134% 5/15/47		2,400,000	2,271,116
#Merrill Lynch Mortgage Investors Series 1998-C3 G 144A 6.00% 12/15/30		1,200,000	815,949
#Merrill Lynch Mortgage Trust Series 2002-MW1 J 144A 5.695% 7/12/34		325,000	252,429
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		510,000	502,562
Series 2007-T27 A4 5.650% 6/13/42		1,500,000	1,485,124
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		935,000	916,225
Series 2006-1 B 5.588% 2/15/36		510,000	493,058
Series 2006-1 C 5.707% 2/15/36		785,000	747,862
Total Commercial Mortgage-Backed Securities (cost $15,685,318)			15,167,551
•Convertible Bonds – 0.47%
*U.S. Bancorp 0.792% 9/20/36 exercise price $38.28, expiration date 9/20/36		1,775,000	1,792,040
Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24		1,000,000	1,018,180
Total Convertible Bonds (cost $2,845,096)			2,810,220

Corporate Bonds – 78.83%
Banking – 10.47%
American Express Bank 5.50% 4/16/13		1,875,000	1,877,413
American Express Centurion Bank 5.55% 10/17/12		3,155,000	3,161,685
•BAC Capital Trust XV 3.876% 6/1/56		1,505,000	1,121,988
Bank of America
4.90% 5/1/13		1,400,000	1,404,592
5.65% 5/1/18		3,205,000	3,213,429
Bank of New York Mellon 4.50% 4/1/13		8,660,000	8,640,966
CoBank ACB 7.875% 4/16/18		2,060,000	2,122,305
•#Glitnir Banki 144A 6.693% 6/15/16		1,150,000	827,979
JPMorgan Chase 5.75% 1/2/13		3,870,000	4,011,472

JPMorgan Chase Capital XXV 6.80% 10/1/37	5,035,000	4,786,236
Mellon Bank 5.45% 4/1/16	2,015,000	2,033,868
#Northern Rock 144A 5.625% 6/22/17	3,615,000	3,615,325
PNC Bank 6.875% 4/1/18	4,385,000	4,540,856
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49	3,200,000	2,245,053
@P·Popular North America 3.128% 4/6/09	845,000	822,295
@PPopular North America Capital Trust I 6.564% 9/15/34	1,500,000	1,032,246
Silicon Valley Bank 5.70% 6/1/12	2,320,000	2,237,167
Sovereign Bancorp 4.80% 9/1/10	1,670,000	1,524,117
U.S. Bank
4.80% 4/15/15	2,400,000	2,359,414
4.95% 10/30/14	1,520,000	1,505,887
•USB Capital IX 6.189% 4/15/49	110,000	83,652
Wachovia Bank 6.60% 1/15/38	940,000	911,865
Washington Mutual
*5.25% 9/15/17	1,215,000	1,034,576
5.50% 8/24/11	2,627,000	2,406,781
Wells Fargo 4.375% 1/31/13	5,330,000	5,278,224
		62,799,391
Basic Industry – 4.21%
duPont (E.I.) deNemours 5.00% 1/15/13	1,172,000	1,197,160
*#Evraz Group 144A 9.50% 4/24/18	1,491,000	1,517,093
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,375,000	1,497,031
Georgia-Pacific 9.50% 12/1/11	45,000	47,700
#GTL Trade Finance 144A 7.25% 10/20/17	1,200,000	1,238,348
Lubrizol 4.625% 10/1/09	3,490,000	3,482,884
Monsanto
5.125% 4/15/18	1,595,000	1,591,261
5.875% 4/15/38	1,605,000	1,589,305
wNewmont Gold Pass-Through Trust 1994 8.91% 1/5/09	96,847	99,752
#Nine Dragons Paper Holdings 144A 7.875% 4/29/13	1,190,000	1,181,797
#Norske Skogindustrier 144A 7.125% 10/15/33	2,265,000	1,652,152
PPG Industries 5.75% 3/15/13	1,815,000	1,863,938
Rohm & Haas 5.60% 3/15/13	3,230,000	3,282,562
#Sappi Papier Holding 144A 6.75% 6/15/12	2,910,000	2,746,077
*#Steel Dynamics 144A 7.75% 4/15/16	925,000	950,438
#Stora Enso 144A 6.404% 4/15/16	1,500,000	1,333,958
		25,271,456
Brokerage – 3.81%
AMVESCAP 4.50% 12/15/09	1,435,000	1,426,453
Goldman Sachs Group
6.15% 4/1/18	5,694,000	5,770,386
6.75% 10/1/37	1,567,000	1,540,336
Jefferies Group 6.45% 6/8/27	2,705,000	2,175,767
Lazard Group 6.85% 6/15/17	1,240,000	1,157,547
Lehman Brothers Holdings
5.625% 1/24/13	3,360,000	3,314,119
6.875% 5/2/18	1,720,000	1,762,281
6.875% 7/17/37	2,300,000	2,138,710
•Lehman Brothers Holdings E-Capital Trust I 3.85% 8/19/65	400,000	318,195
Merrill Lynch 6.875% 4/25/18	3,205,000	3,236,938
		22,840,732
Capital Goods – 2.54%
Honeywell International 5.30% 3/1/18	3,085,000	3,147,493
KB HOME 8.625% 12/15/08	1,450,000	1,471,750
Lockheed Martin 4.121% 3/14/13	2,765,000	2,719,281
NXP BV Funding 9.50% 10/15/15	1,390,000	1,348,300
Textron 6.50% 6/1/12	3,085,000	3,264,195
#Tyco Electronics Group 144A 6.55% 10/1/17	3,180,000	3,261,373
		15,212,392
Communications – 10.01%
AT&T Wireless 8.125% 5/1/12	7,750,000	8,611,560
#Charter Communications Operating 144A 10.875% 9/15/14	895,000	950,938
Cisco Systems 5.50% 2/22/16	3,000,000	3,112,311
Comcast 6.30% 11/15/17	3,250,000	3,383,042
France Telecom 7.75% 3/1/11	5,315,000	5,750,686
ΩInmarsat Finance 10.375% 11/15/12	1,550,000	1,536,438
•Nortel Networks 6.963% 7/15/11	1,340,000	1,269,650
Sprint Capital 8.375% 3/15/12	1,550,000	1,477,559
Telecom Italia Capital 4.00% 1/15/10	2,325,000	2,285,726

Telefonica Emisiones 5.984% 6/20/11		1,450,000	1,481,669
Time Warner Cable 5.40% 7/2/12		3,356,000	3,378,690
Verizon Communications 5.55% 2/15/16		14,115,000	14,259,240
Viacom
•3.15% 6/16/09		1,025,000	1,011,045
5.75% 4/30/11		975,000	986,560
#Vimpelcom 144A 9.125% 4/30/18		2,450,000	2,456,120
#Vivendi 144A 6.625% 4/4/18		4,360,000	4,263,596
Vodafone Group
5.375% 1/30/15		1,795,000	1,798,759
5.625% 2/27/17		2,000,000	2,012,100
			60,025,689
Consumer Cyclical – 5.29%
CVS Caremark
4.875% 9/15/14		1,519,000	1,498,694
5.75% 6/1/17		4,341,000	4,406,658
•DaimlerChrysler North America 3.562% 8/3/09		1,810,000	1,783,827
Disney (Walt) 7.55% 7/15/93		1,565,000	1,815,035
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		1,200,000	1,218,000
General Motors 8.375% 7/15/33		635,000	486,569
GMAC 6.875% 8/28/12		1,795,000	1,425,293
Johnson Controls 5.25% 1/15/11		3,000,000	3,044,901
Lear 8.75% 12/1/16		790,000	746,550
McDonald's
5.35% 3/1/18		1,540,000	1,565,165
5.80% 10/15/17		3,080,000	3,229,312
Neiman Marcus Group 10.375% 10/15/15		690,000	727,950
Tenneco 8.625% 11/15/14		450,000	460,125
VF 5.95% 11/1/17		2,054,000	2,051,773
Wal-Mart Stores
5.25% 9/1/35		3,000,000	2,697,450
6.20% 4/15/38		4,500,000	4,595,787
			31,753,089
Consumer Non-Cyclical – 11.27%
Abbott Laboratories 5.60% 11/30/17		1,765,000	1,827,696
#AmBev International Finance 144A 9.50% 7/24/17	BRL	3,200,000	1,655,637
Amgen 5.85% 6/1/17	USD	3,785,000	3,817,926
AstraZeneca 5.90% 9/15/17		3,500,000	3,712,531
#Covidien International Finance 144A
5.45% 10/15/12		1,020,000	1,029,366
6.00% 10/15/17		4,711,000	4,824,672
Delhaize America 9.00% 4/15/31		2,750,000	3,412,109
Diageo Capital
5.20% 1/30/13		668,000	682,095
5.75% 10/23/17		4,750,000	4,852,694
#Dr Pepper Snapple Group 144A 6.82% 5/1/18		5,405,000	5,617,032
HCA 9.25% 11/15/16		895,000	964,363
Kellogg 5.125% 12/3/12		3,223,000	3,290,013
Kraft Foods 6.125% 2/1/18		2,714,000	2,775,288
Kroger
6.75% 4/15/12		5,542,000	5,899,591
6.90% 4/15/38		1,405,000	1,498,895
Quest Diagnostics 5.45% 11/1/15		4,644,000	4,402,684
Schering-Plough
5.55% 12/1/13		1,000,000	1,025,687
6.00% 9/15/17		2,235,000	2,260,957
#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20		1,000,000	974,020
SYSCO 5.25% 2/12/18		2,313,000	2,328,118
UST 5.75% 3/1/18		2,310,000	2,312,347
Wyeth 5.50% 2/1/14		8,185,000	8,415,751
			67,579,472
Electric – 5.67%
Commonwealth Edison 6.15% 9/15/17		1,069,000	1,096,729
Consolidated Edison New York 6.75% 4/1/38		1,462,000	1,559,036
Duke Energy Carolinas 6.05% 4/15/38		910,000	921,845
Illinois Power 6.125% 11/15/17		2,454,000	2,408,743
#Ipalco Enterprises 144A 7.25% 4/1/16		300,000	310,500
#Korea Southern Power 144A 5.375% 4/18/13		630,000	631,880
Northern States Power 5.25% 3/1/18		2,075,000	2,088,137
NRG Energy 7.375% 2/1/16		895,000	924,088

Pacific Gas & Electric
4.80% 3/1/14	2,600,000	2,595,128
*5.625% 11/30/17	1,960,000	1,998,990
PECO Energy 5.35% 3/1/18	4,170,000	4,177,244
Potomac Electric Power 6.50% 11/15/37	1,410,000	1,427,437
#Power Contract Financing 144A 6.256% 2/1/10	991,883	1,010,576
@#Power Receivables Finance 144A 6.29% 1/1/12	132,012	136,166
PSEG Power 5.50% 12/1/15	3,715,000	3,639,292
Public Service Electric & Gas 5.30% 5/1/18	1,200,000	1,200,360
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	895,000	937,513
Virginia Electric & Power
5.40% 4/30/18	3,800,000	3,769,334
5.95% 9/15/17	1,500,000	1,544,772
#West Penn Power 144A 5.95% 12/15/17	1,565,000	1,600,973
		33,978,743
Energy – 5.69%
*Apache 5.25% 4/15/13	1,530,000	1,571,790
Canadian National Resources
4.90% 12/1/14	2,015,000	1,958,060
6.70% 7/15/11	4,102,000	4,318,122
#Enbridge Energy Partners 144A
6.50% 4/15/18	2,200,000	2,231,068
7.50% 4/15/38	2,280,000	2,450,289
*EnCana 5.90% 12/1/17	3,100,000	3,171,263
EnCana Holdings Finance 5.80% 5/1/14	1,927,000	1,986,234
Energy Transfer Partners 7.50% 7/1/38	1,590,000	1,707,282
#Gaz Capital 144A 8.146% 4/11/18	496,000	528,860
#Lukoil International Finance 144A 6.356% 6/7/17	185,000	171,588
#MarkWest Energy Partners 144A 8.75% 4/15/18	1,215,000	1,266,638
#Plains All American Pipeline 144A 6.50% 5/1/18	2,080,000	2,128,175
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	1,630,000	1,562,842
5.838% 9/30/27	2,485,000	2,102,218
SEACOR Holdings 7.20% 9/15/09	2,115,000	2,194,067
Sibneft 10.75% 1/15/09	500,000	522,650
Weatherford International 7.00% 3/15/38	1,750,000	1,890,173
XTO Energy 5.30% 6/30/15	2,335,000	2,342,278
		34,103,597
Finance Companies – 5.57%
#Capmark Financial Group 144A 6.30% 5/10/17	2,938,000	2,140,965
General Electric Capital
5.625% 9/15/17	7,180,000	7,328,647
5.625% 5/1/18	1,730,000	1,751,006
5.875% 1/14/38	3,360,000	3,214,445
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,335,000	2,075,883
International Lease Finance
5.35% 3/1/12	2,775,000	2,732,212
5.875% 5/1/13	1,800,000	1,794,568
6.375% 3/25/13	955,000	968,964
John Deere Capital
4.95% 12/17/12	2,800,000	2,846,850
5.35% 4/3/18	4,180,000	4,192,628
#Mantis Reef 144A 4.799% 11/3/09	2,140,000	2,096,365
•#Xstrata Finance Dubai144A 3.42% 11/13/09	2,345,000	2,283,577
		33,426,110
Insurance – 5.46%
American International Group 5.85% 1/16/18	3,255,000	3,258,405
Berkshire Hathaway Finance 4.85% 1/15/15	2,475,000	2,497,364
#Genworth Life Institutional Funding Trust 144A 5.875% 5/3/13	2,870,000	2,889,688
@#Max USA Holdings 144A 7.20% 4/14/17	2,082,000	2,141,899
•#Metlife Capital Trust X 144A 9.25% 4/8/38	3,600,000	4,069,469
@ÕMontpelier Re Holdings 6.125% 8/15/13	1,035,000	1,021,540
@w#Stingray Pass-Through Trust 144A 5.902% 1/12/15	2,300,000	368,000
@•w#Twin Reefs Pass-Through Trust 144A 3.722% 12/31/49	3,900,000	160,875
UnitedHealth Group
5.50% 11/15/12	2,102,000	2,096,558
6.875% 2/15/38	2,545,000	2,490,954
Unitrin 6.00% 5/15/17	3,774,000	3,470,593
WellPoint
5.00% 1/15/11	3,730,000	3,701,980
5.00% 12/15/14	3,088,000	2,931,377

•#White Mountains Re Group 144A 7.506% 5/29/49		2,220,000	1,674,213
			32,772,915
Natural Gas – 2.82%
CenterPoint Energy Resource 6.125% 11/1/17		3,043,000	3,068,875
Enterprise Products Operating
5.60% 10/15/14		3,077,000	3,049,458
6.50% 1/31/19		3,216,000	3,322,790
*•8.375% 8/1/66		1,510,000	1,505,165
Kinder Morgan Energy Partners 5.125% 11/15/14		4,773,000	4,639,499
Valero Energy 6.125% 6/15/17		1,332,000	1,346,010
			16,931,797
Real Estate – 0.92%
iStar Financial
5.15% 3/1/12		900,000	783,654
5.875% 3/15/16		1,274,000	1,071,764
Regency Centers 5.875% 6/15/17		2,569,000	2,306,320
•#USB Realty 144A 6.091% 12/22/49		1,800,000	1,324,100
			5,485,838
Technology – 2.92%
Freescale Semiconductor 8.875% 12/15/14		710,000	628,350
Hewlett-Packard 5.50% 3/1/18		2,000,000	2,044,772
Oracle
4.95% 4/15/13		2,295,000	2,337,682
5.75% 4/15/18		1,735,000	1,769,778
6.50% 4/15/38		3,980,000	4,127,467
SunGard Data Systems 9.125% 8/15/13		550,000	577,500
Xerox
5.50% 5/15/12		955,000	956,176
6.35% 5/15/18		5,025,000	5,059,668
			17,501,393
Transportation – 2.18%
Burlington North Santa Fe
5.65% 5/1/17		4,552,000	4,588,643
5.75% 3/15/18		4,401,000	4,471,812
#DP World 144A 6.85% 7/2/37		1,490,000	1,287,104
#Norfolk Southern 144A 5.75% 4/1/18		1,800,000	1,828,897
Red Arrow International Leasing 8.375% 6/30/12	RUB	18,648,634	784,967
=wUAL 1992 Pass-Through Trust Series A 8.70% 10/7/08	USD	380,319	114,097
			13,075,520
Total Corporate Bonds (cost $480,947,981)			472,758,134
Municipal Bonds – 2.55%
California State 5.00% 2/1/33		890,000	891,967
Massachusett's Bay Transportation Authority 5.00% 7/1/19		395,000	435,148
North Texas Tollway Authority Refunding (First Tier Insured)
Series A
5.50% 1/1/18		315,000	342,288
6.00% 1/1/19		160,000	178,638
6.00% 1/1/20		790,000	874,838
^Series D 5.970% 1/1/37 (Assured Gty)		3,955,000	863,258
Oregon State Taxable Pension 5.892% 6/1/27		1,600,000	1,650,272
Portland Oregon Sewer System Revenue Refunding Series A (First Lien) 5.00% 6/15/18		1,630,000	1,783,302
Texas Transportation Community Mobility 5.00% 4/1/19		1,245,000	1,357,262
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18		970,000	1,066,331
5.00% 11/15/19		1,040,000	1,129,242
University of Texas Refunding Financing System Series A 5.25% 8/15/18		395,000	443,565
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		290,000	292,274
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47		4,250,000	3,997,337
Total Municipal Bonds (cost $15,261,068)			15,305,722

Non-Agency Asset-Backed Securities – 2.15%
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		1,275,000	1,256,450
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		480,000	481,546
Series 2008-A A3 4.94% 4/25/14		720,000	718,402
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		3,155,000	2,965,787
CNH Equipment Trust Series 2008-A3 4.12% 5/15/12		445,000	440,125
@P·Countrywide Asset-Backed Certificates Series 2006-S7 A3 5.712% 11/25/35		1,650,000	596,593
Discover Card Execution Note Master Trust Series 2007-A1 A1 5.65% 3/16/20		2,180,000	2,107,248

#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		425,000	382,753
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12		480,000	481,510
@•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		469,946	413,553
Mid-State Trust
Series 11 A1 4.864% 7/15/38		194,928	186,808
Series 2004-1 A 6.005% 8/15/37		232,806	231,423
Series 2005-1 A 5.745% 1/15/40		272,306	251,713
RSB Bondco Series 2007-A A2 5.72% 4/1/18		1,085,000	1,097,789
@PStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31		553,381	461,067
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12		800,000	790,264
Total Non-Agency Asset-Backed Securities (cost $14,377,261)			12,863,031

Non-Agency Collateralized Mortgage Obligations – 1.26%
Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36		887,656	841,585
@P·First Horizon Alternative Mortgage Securities Series 2006-FA2 B1 5.979% 5/25/36		1,917,695	893,619
@P·MASTR Adjustable Rate Mortgages Trust Series 2005-1 B1 5.987% 3/25/35		1,565,855	1,247,161
•Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR6 7A1 5.111% 3/25/36		3,124,660	2,872,319
Series 2006-AR12 1A2 6.023% 9/25/36		826,006	795,712
Series 2006-AR14 2A4 6.090% 10/25/36		945,424	910,679
Total Non-Agency Collateralized Mortgage Obligations (cost $9,139,201)			7,561,075

Regional Agency – 0.26%
Australia – 0.26%
Queensland Treasury 6.00% 10/14/15	AUD	1,756,000	1,575,618
Total Regional Agency (cost $1,327,363)			1,575,618

«Senior Secured Loans – 1.56%
Energy Futures Holdings Term B2 6.256% 10/10/14	USD	1,600,000	1,536,368
Ford Motor Term B 5.80% 11/29/13		1,609,251	1,482,265
General Motors Term B 5.059% 11/17/13		1,529,154	1,442,420
MetroPCS Wireless Term B 5.078% 2/20/14		1,591,919	1,504,141
PTS Acquisition Term B 4.946% 4/10/14		1,591,980	1,424,822
PTelesat Canada Bridge 9.00% 2/14/14		2,290,000	1,957,950
Total Senior Secured Loans (cost $9,996,278)			9,347,966

Sovereign Debt – 1.98%
Brazil – 0.26%
Republic of Brazil 11.00% 8/17/40		1,170,000	1,596,173
			1,596,173
Germany – 0.78%
Bundesobligation 4.25% 10/12/12	EUR	2,954,700	4,674,234
			4,674,234
Indonesia – 0.26%
Republic of Indonesia
8.50% 10/12/35	USD	310,000	339,997
11.00% 12/15/12	IDR	11,748,000,000	1,214,874
			1,554,871
Mexico – 0.10%
Mexican Bonos 8.00% 12/17/15	MXN	6,109,000	584,599
			584,599
Philippines – 0.08%
*Philippines Government 6.375% 1/15/32	USD	490,000	480,813
			480,813
United Kingdom – 0.50%
U.K. Treasury 8.00% 9/27/13	GBP	1,296,000	3,004,972
			3,004,972
Total Sovereign Debt (cost $11,709,596)			11,895,662

Supranational Banks – 0.81%
European Investment Bank
2.15% 1/18/27	JPY	59,000,000	563,365
6.00% 7/15/09	NZD	2,510,000	1,913,628
11.25% 2/14/13	BRL	1,600,000	939,690
Inter-American Development Bank 5.75% 6/15/11	AUD	1,574,000	1,418,976
Total Supranational Banks (cost $4,624,020)			4,835,659

U.S. Treasury Obligations – 0.41%
*U.S. Treasury Bond 5.00% 5/15/37	USD	1,920,000	2,081,400
U.S. Treasury Notes
*3.125% 4/30/13		345,000	346,456
¥3.50% 2/15/18		24,000	23,498
Total U.S. Treasury Obligations (cost $2,466,782)			2,451,354

		Number of
		Shares
Common Stock – 0.00%
*Masco		281	5,117
†UAL		50	745
Total Common Stock (cost $2,229)			5,862

•Preferred Stock – 1.34%
Citigroup 8.40%		2,310,000	2,340,792
JPMorgan Chase 7.90%		5,555,000	5,677,171
Total Preferred Stock (cost $7,865,000)			8,017,963

Warrant – 0.00%
Chemicals – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		1,590	0
Total Warrant (cost $135,295)			0

		Principal	Value
		Amount°	(U.S.$)
Repurchase Agreements ** – 3.99%
BNP Paribas 1.95%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price $18,434,999
(collateralized by U.S. Government obligations,
ranging in par value $1,823,000-$11,625,000,
3.375%-5.125%, 6/15/09-6/30/11; with total
market value $18,809,057)	USD	18,434,000	18,434,000

UBS Warburg 1.93%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price $5,495,295
(collateralized by U.S. Government obligations,
par value $5,495,000, 3.375% 9/15/09;
with market value $5,605,167)		5,495,000	5,495,000
Total Repurchase Agreements (cost $23,929,000)			23,929,000

Total Value of Securities Before Securities Lending Collateral – 99.23%
(cost $606,902,134)			595,085,259
		Number of
		Shares
Securities Lending Collateral*** – 2.36%
Investment Companies
Mellon GSL DBT II Collateral Fund		14,161,109	14,161,109
Total Securities Lending Collateral (cost $14,161,109)			14,161,109

Total Value of Securities – 101.59%
(cost $621,063,243)			609,246,368©
Obligation to Return Securities Lending Collateral*** – (2.36%)			(14,161,109)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.77%			4,625,807
Net Assets Applicable to 110,446,685 Shares Outstanding – 100.00%			$599,711,066

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
JPY– Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
RUB – Russian Ruble
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of April 30, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally:(i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2008, the aggregate amount of fair valued securities was $230,672, which represented 0.04% of the Fund’s net assets. See Note 1 in "Notes.”
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted securities was $8,032,471 or 1.34% of the Fund's net assets. See Note 8 in "Notes."
@Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $9,411,589, which represented 1.57% of the Fund’s net assets. See Note 8 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $93,234,244 which represented 15.55% of the Fund’s net assets. See Note 8 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally:(i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
¥Fully or partially pledged as collateral for financial futures contracts.
†Non-income producing security for the period ended April 30, 2008.
^Zero coupon security. The rate shown is the yield at the time of purchase.
*Fully or partially on loan.
**See Note 1 in “Notes.”
*** See Note 7 in “Notes.”
©Includes $14,392,384 of securities loaned.

Summary of Abbreviations:
Assured Gty - Insured by the Assured Guaranty Corporation
CBO – Collateralized Bond Obligation
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
REMIC – Real Estate Mortgage Investment Conduit
RSB – Rate Stabilization Bond
yr – year

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, written options and swap contracts were outstanding at April 30, 2008:

Foreign Currency Exchange Contracts1

Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	572,550	NZD	(681,804)	6/30/08	$ 8,195
AUD	(2,349,147)	USD	2,219,556	5/30/08	12,456
BRL	(2,164,567)	USD	1,238,310	5/30/08	(63,919)
CAD	(1,179,243)	USD	1,170,000	5/02/08	(116)
EUR	(1,800,737)	JPY	301,148,366	5/30/08	22,816
EUR	(306,561)	USD	476,487	5/30/08	(1,689)
GBP	(1,610,593)	USD	3,200,410	5/30/08	4,980
JPY	258,321,738	USD	(2,488,517)	5/30/08	151
JPY	145,229,352	USD	(1,398,682)	5/30/08	455
MXN	(6,521,250)	USD	605,193	5/30/08	(14,228)
MXN	274,800	USD	(25,509)	5/30/08	594
NOK	3,624,717	USD	(694,883)	5/30/08	15,381
NZD	(1,705,022)	USD	1,324,972	5/30/08	(1,115)
RUB	(18,603,144)	USD	784,000	5/30/08	(1,843)
					$(17,882)

Futures Contracts[2]

Contracts	Notional	Notional		Unrealized
to Buy	Cost (Proceeds)	Value	Expiration Date	Depreciation
15 Long Gilt Bond	$3,229,711	$3,229,451	6/30/08	$ (260)
66 U.S. Treasury 5 yr Notes	7,400,404	7,390,969	6/30/08	(9,435)
97 U.S. Treasury 10 yr Notes	11,541,652	11,233,813	6/30/08	(307,839)
				$(317,534)

Written Options[3]

Number of	Notional	Exercise			Unrealized
Contracts	Value	Price	Expiration Date	Description	Depreciation
(192)	$19,200,000	115.50	5/23/08	U.S. Treasury	$(45,255)
				10 yr Future

Credit Default Swap Contracts[4]

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Kraft Food 10 yr CDS	$2,600,000	0.77%	12/20/17	$ 27,600
JPMorgan Chase Bank
Embarq 7 yr CDS	2,125,000	0.77%	9/20/14	148,324
Lehman Brothers
Capmark Financial 5 yr CDS	2,900,000	1.65%	9/20/12	645,822
Gannet 7 yr CDS	1,430,000	0.88%	9/20/14	90,413
Home Depot 5 yr CDS	2,114,500	0.50%	9/20/12	57,410
New York Times 7 yr CDS	1,430,000	0.75%	9/20/14	108,978
Sara Lee 7 yr CDS	1,430,000	0.60%	9/20/14	(7,544)
Target 5 yr CDS	1,970,000	0.57%	12/20/12	11,760
Washington Mutual
4 yr CDS	2,071,000	0.85%	9/20/11	176,259
10 yr CDS	1,190,000	3.15%	12/20/17	(73,073)
				$1,185,949

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, written options, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”
4See Note 6 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Corporate Bond Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$621,721,720
Aggregate unrealized appreciation	7,568,451
Aggregate unrealized depreciation	(20,043,803)
Net unrealized depreciation	$ (12,475,352)

For federal income tax purposes, at July 31, 2007, capital loss carryforwards of $5,558,114 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,155,797 expires in 2013, $519,965 expires in 2014 and $2,882,352 expires in 2015.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by prevailing interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Written Options
During the period ended April 30, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended April 30, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at July 31, 2007	–	$ –
Options written	669	361,575
Options expired	–	–
Options terminated in
closing purchase transactions	(477)	(271,831)
Options outstanding at April 30, 2008	192	$89,745

6. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended April 30, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized gains or losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended April 30, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

7. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net allocations to the security lending agent and the borrower.

At April 30, 2008, the market value of securities on loan was $14,392,384 for which the Fund received collateral, comprised of non-cash collateral valued at $572,320, and cash collateral of $14,161,109. Investments purchased with cash collateral are presented on the schedule of Investments under the caption "Securities Lending Collateral".

8. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable Municipal Bonds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Delchester Fund

April 30, 2008
	Principal	Value
	Amount (U.S. $)	(U.S. $)
≠Commercial Paper – 5.33%
Arizona Public Service 3.20% 5/1/08	$6,375,000	$ 6,375,000
Viacom Inc 3.30% 5/1/08	6,400,000	6,400,000
Total Commercial Paper (cost $12,775,000)		12,775,000

Corporate Bonds – 88.57%
Basic Industry – 7.98%
Domtar 7.125% 8/15/15	585,000	567,450
#Evraz Group 144A 9.50% 4/24/18	1,875,000	1,907,812
Freeport McMoRan Copper & Gold 8.25% 4/1/15	1,223,000	1,331,541
Georgia-Pacific
*7.70% 6/15/15	686,000	689,430
8.875% 5/15/31	1,363,000	1,335,740
Innophos 8.875% 8/15/14	710,000	710,000
#Innophos Holding 144A 9.50% 4/15/12	655,000	635,350
#MacDermid 144A 9.50% 4/15/17	885,000	849,600
Momentive Performance Materials 9.75% 12/1/14	1,416,000	1,380,600
#NewPage 144A 10.00% 5/1/12	1,105,000	1,185,113
‡=@PPort Townsend 12.431% 8/27/12	653,800	647,262
Potlatch 13.00% 12/1/09	1,921,000	2,142,285
*#Rock-Tenn 144A 9.25% 3/15/16	400,000	422,000
Rockwood Specialties Group 7.50% 11/15/14	905,000	909,525
•#Ryerson 144A 10.614% 11/1/14	1,220,000	1,116,300
#Sappi Papier Holding 144A 6.75% 6/15/12	985,000	929,514
#Steel Dynamics 144A 7.75% 4/15/16	1,715,000	1,762,163
Verso Paper Holdings 9.125% 8/1/14	580,000	601,750
		19,123,435
Brokerage – 0.75%
LaBranche
9.50% 5/15/09	1,162,000	1,195,408
11.00% 5/15/12	583,000	597,575
		1,792,983
Capital Goods – 6.71%
BWAY 10.00% 10/15/10	580,000	562,600
CPG International 10.50% 7/1/13	686,000	589,960
DRS Technologies 7.625% 2/1/18	1,135,000	1,163,375
Graham Packaging 8.50% 10/15/12	1,555,000	1,531,674
Graphic Packaging International 8.50% 8/15/11	1,155,000	1,172,325
Greenbrier 8.375% 5/15/15	965,000	926,400
Interface 10.375% 2/1/10	1,303,000	1,371,408
Intertape Polymer 8.50% 8/1/14	564,000	499,140
Koppers Industries 9.875% 10/15/13	673,000	716,745
*L-3 Communications 7.625% 6/15/12	1,150,000	1,184,500
*NXP BV Funding 9.50% 10/15/15	1,265,000	1,227,050
*Owens Brockway Glass Container 6.75% 12/1/14	1,040,000	1,060,800
Owens Corning 6.50% 12/1/16	670,000	567,958
Smurfit-Stone Container Enterprises 8.00% 3/15/17	1,330,000	1,130,500
#SPX 144A 7.625% 12/15/14	435,000	455,119
Trimas 9.875% 6/15/12	805,000	706,388
Vitro 11.75% 11/1/13	1,170,000	1,210,950
		16,076,892
Consumer Cyclical – 8.90%
Associated Materials 9.75% 4/15/12	630,000	630,000
Dollar General 10.625% 7/15/15	1,205,000	1,205,000
DR Horton 8.00% 2/1/09	640,000	640,000
*Ford Motor 7.45% 7/16/31	1,506,000	1,133,265
Ford Motor Credit 7.80% 6/1/12	5,889,000	5,270,442
General Motors
5.85% 1/14/09	630,000	615,962
*8.375% 7/15/33	2,020,000	1,547,825

GMAC 6.875% 8/28/12	6,250,000	4,962,719
KB HOME
7.75% 2/1/10	320,000	316,000
8.625% 12/15/08	709,000	719,635
Lear 8.75% 12/1/16	1,700,000	1,606,500
*Neiman Marcus Group 10.375% 10/15/15	315,000	332,325
Neiman Marcus Group PIK 9.00% 10/15/15	889,000	929,005
Tenneco 8.625% 11/15/14	1,395,000	1,426,388
		21,335,066
Consumer Non-Cyclical – 3.23%
ACCO Brands 7.625% 8/15/15	635,000	581,025
*Constellation Brands 8.125% 1/15/12	1,330,000	1,361,588
Cott Beverages USA 8.00% 12/15/11	555,000	470,363
Del Monte
6.75% 2/15/15	340,000	329,800
8.625% 12/15/12	275,000	286,000
Iron Mountain
6.625% 1/1/16	580,000	563,325
8.625% 4/1/13	630,000	644,175
*Jarden 7.50% 5/1/17	821,000	759,425
@PNational Beef Packing 10.50% 8/1/11	1,005,000	949,725
Pilgrim's Pride
7.625% 5/1/15	631,000	602,605
*8.375% 5/1/17	635,000	568,325
Visant Holding 8.75% 12/1/13	640,000	633,600
		7,749,956
Energy – 13.95%
*AmeriGas Partners 7.125% 5/20/16	1,268,000	1,283,850
Chesapeake Energy
6.375% 6/15/15	860,000	851,400
6.625% 1/15/16	555,000	557,775
Complete Production Service 8.00% 12/15/16	570,000	574,275
Compton Petroleum Finance 7.625% 12/1/13	1,911,000	1,896,667
#Connacher Oil & Gas 144A 10.25% 12/15/15	590,000	628,350
Dynergy Holdings 7.75% 6/1/19	2,429,000	2,428,999
*El Paso 6.875% 6/15/14	754,000	785,590
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	910,000	946,123
Energy Partners 9.75% 4/15/14	579,000	538,470
Ferrellgas Finance Escrow 6.75% 5/1/14	1,010,000	999,900
Foundation Pennsylvania Coal 7.25% 8/1/14	1,685,000	1,739,762
Geophysique-Veritas 7.75% 5/15/17	796,000	825,850
#Helix Energy Solutions 144A 9.50% 1/15/16	1,365,000	1,429,838
#Hilcorp Energy I 144A
7.75% 11/1/15	732,000	724,680
9.00% 6/1/16	989,000	1,035,978
Inergy Finance
6.875% 12/15/14	1,276,000	1,248,885
*8.25% 3/1/16	278,000	286,340
International Coal 10.25% 7/15/14	760,000	771,400
#Key Energy Services 144A 8.375% 12/1/14	805,000	837,200
Mariner Energy 8.00% 5/15/17	1,330,000	1,313,375
#Markwest Energy 144A 8.75% 4/15/18	1,180,000	1,230,150
Massey Energy 6.875% 12/15/13	840,000	844,200
OPTI Canada
7.875% 12/15/14	769,000	786,303
8.25% 12/15/14	400,000	415,000
PetroHawk Energy 9.125% 7/15/13	1,326,000	1,408,875
Plains Exploration & Production 7.00% 3/15/17	887,000	878,130
Regency Energy Partners 8.375% 12/15/13	1,071,000	1,121,873
Sabine Pass LNG 7.50% 11/30/16	620,000	570,400
#Stallion Oilfield Services 144A 9.75% 2/1/15	522,000	437,175
Whiting Petroleum 7.25% 5/1/13	1,909,000	1,923,317
Williams 7.50% 1/15/31	1,984,000	2,112,959
		33,433,089
Finance & Investments – 1.24%
*Leucadia National 8.125% 9/15/15	641,000	657,025
#LVB Acquisition Merger Sub 144A 10.00% 10/15/17	1,100,000	1,185,249

#Nuveen Investments 144A 10.50% 11/15/15	1,107,000	1,071,023
Unum Group 5.859% 5/15/09	50,000	50,826
		2,964,123
Media – 4.76%
CCH II 10.25% 9/15/10	635,000	614,363
#Charter Communications Operating 144A
8.00% 4/30/12	1,695,000	1,644,150
10.78% 9/15/14	1,710,000	1,816,874
Clear Channel Communications 5.50% 9/15/14	385,000	267,905
CSC Holdings
6.75% 4/15/12	515,000	507,275
7.625% 4/1/11	640,000	648,000
*Dex Media West 9.875% 8/15/13	1,599,000	1,511,055
*Lamar Media 6.625% 8/15/15	1,350,000	1,279,125
#LBI Media 144A 8.50% 8/1/17	532,000	444,220
Quebecor Media 7.75% 3/15/16	1,372,000	1,327,410
#Videotron 144A 9.125% 4/15/18	1,250,000	1,337,500
		11,379,877
Real Estate – 0.80%
Host Hotels & Resorts 7.125% 11/1/13	1,904,000	1,906,380
		1,906,380
Services Cyclical – 11.62%
Aramark Services
•6.739% 2/1/15	575,000	556,313
*8.50% 2/1/15	2,066,000	2,164,135
#Cardtronics 144A 9.25% 8/15/13	1,326,000	1,267,988
Corrections Corporation of America
6.25% 3/15/13	1,395,000	1,395,000
7.50% 5/1/11	689,000	702,780
FTI Consulting 7.625% 6/15/13	2,144,000	2,235,119
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,911,000	1,939,665
Gaylord Entertainment 8.00% 11/15/13	1,023,000	974,408
Global Cash Access 8.75% 3/15/12	677,000	670,230
Harrah's Operating 5.50% 7/1/10	1,405,000	1,253,963
*Hertz 8.875% 1/1/14	1,158,000	1,172,475
Kansas City Southern de Mexico 9.375% 5/1/12	2,273,000	2,380,967
Kansas City Southern Railway 9.50% 10/1/08	532,000	539,980
*Majestic Star Casino 9.50% 10/15/10	565,000	497,200
MGM MIRAGE
7.50% 6/1/16	2,400,000	2,184,000
7.625% 1/15/17	1,072,000	983,560
*‡Northwest Airlines 10.00% 2/1/09	360,000	4,500
*Park Place Entertainment 7.875% 3/15/10	945,000	893,025
#Penhall International 144A 12.00% 8/1/14	640,000	492,800
#Pokagon Gaming Authority 144A 10.375% 6/15/14	2,191,000	2,349,847
Seabulk International 9.50% 8/15/13	605,000	640,544
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	950,000	925,319
8.03% 10/1/20	395,000	389,770
*Travelport 9.875% 9/1/14	1,275,000	1,238,344
		27,851,932
Services Non-Cyclical – 7.06%
Advanced Medical Optics 7.50% 5/1/17	1,090,000	991,900
Allied Waste North America
7.375% 4/15/14	1,091,000	1,104,638
7.875% 4/15/13	762,000	795,338
*#Bausch & Lomb 144A 9.875% 11/1/15	1,660,000	1,772,049
Casella Waste Systems 9.75% 2/1/13	1,486,000	1,463,710
*Community Health Systems 8.875% 7/15/15	1,605,000	1,677,225
@PCRC Health 10.75% 2/1/16	1,947,000	1,664,685
HCA 9.25% 11/15/16	3,165,000	3,410,287
HCA PIK 9.625% 11/15/16	1,628,000	1,752,135
•*HealthSouth 10.829% 6/15/14	1,180,000	1,203,600
Universal Hospital Services PIK 8.50% 6/1/15	1,061,000	1,087,525
		16,923,092
Technology & Electronics – 1.61%
Freescale Semiconductor
•6.675% 12/15/14	1,010,000	810,525
8.875% 12/15/14	521,000	461,085

Sungard Data Systems
9.125% 8/15/13	1,155,000	1,212,750
10.25% 8/15/15	1,291,000	1,378,143
		3,862,503
Telecommunications – 12.52%
=@‡PAllegiance Telecom 11.75% 2/15/10	2,045,000	149,694
Alltel 7.00% 7/1/12	1,365,000	1,167,075
Broadview Networks Holdings 11.375% 9/1/12	651,000	624,960
•Centennial Communications 8.448% 1/1/13	779,000	745,893
Citizens Communications 7.125% 3/15/19	1,425,000	1,325,250
Cricket Communications 9.375% 11/1/14	1,422,000	1,402,448
#Digicel 144A 9.25% 9/1/12	1,337,000	1,357,055
•#Hellas Telecommunications Luxembourg II 144A 8.463% 1/15/15	1,001,000	765,765
Hughes Network Systems 9.50% 4/15/14	1,230,000	1,236,150
ΩInmarsat Finance 10.375% 11/15/12	2,224,000	2,204,540
Intelsat Bermuda 11.25% 6/15/16	2,613,000	2,661,993
Lucent Technologies 6.45% 3/15/29	1,148,000	866,740
MetroPCS Wireless 9.25% 11/1/14	2,356,000	2,326,550
•Nortel Networks 6.963% 7/15/11	2,564,000	2,429,390
PAETEC Holding 9.50% 7/15/15	553,000	522,585
Qwest 7.50% 10/1/14	740,000	747,400
Qwest Capital Funding 7.25% 2/15/11	1,445,000	1,423,325
Rural Cellular
•8.989% 11/1/12	434,000	442,680
9.875% 2/1/10	1,427,000	1,484,080
Sprint Capital 8.375% 3/15/12	1,895,000	1,806,435
Time Warner Telecom Holdings 9.25% 2/15/14	686,000	713,440
#Vimpelcom 144A 9.125% 4/30/18	1,120,000	1,122,798
Virgin Media Finance 8.75% 4/15/14	1,145,000	1,113,513
Windstream 8.125% 8/1/13	1,299,000	1,350,960
		29,990,719
Utilities – 7.44%
AES
7.75% 3/1/14	300,000	309,000
8.00% 10/15/17	1,011,000	1,059,023
Edison Mission Energy 7.625% 5/15/27	745,000	729,169
Elwood Energy 8.159% 7/5/26	1,224,300	1,183,940
Midwest Generation 8.30% 7/2/09	1,012,717	1,032,972
Mirant Americas Generation 8.30% 5/1/11	915,000	953,888
Mirant North America 7.375% 12/31/13	1,340,000	1,396,950
*NRG Energy 7.375% 2/1/16	4,589,000	4,738,142
Orion Power Holdings 12.00% 5/1/10	1,363,000	1,509,523
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	4,690,000	4,912,774
		17,825,381
Total Corporate Bonds (cost $212,952,697)		212,233,428

«Senior Secured Loans – 3.71%
Calpine 5.571% 3/29/14	1,210,000	1,141,369
Energy Futures Holdings Term Tranche Loan B2 6.579% 10/10/14	2,435,500	2,338,639
Ford Motor Term Tranche Loan B 5.80% 11/29/13	2,192,095	2,019,116
General Motors Term Tranche Loan B 5.059% 11/17/13	1,362,476	1,285,197
Georgia Pacific
Term Tranche Loan B2 4.727% 12/20/12	423,919	407,439
Term Tranche Loan B-1 4.74% 12/22/12	349,121	336,029
Idearc Term Tranche Loan B 4.696% 11/1/14	671,666	556,177
Talecris Biotherapeutics 2nd Lien 9.568% 12/6/14	960,000	808,800
Total Senior Secured Loans (cost $9,193,624)		8,892,766

	Number of
	Shares
Common Stock – 0.64%
=@†PAvado Brands	9,305	0
†Century Communications	2,925,000	2,340
†Mirant	1,301	53,484
†Northwest Airlines	1,308	12,635
=@†PPort Townsend	2,335	1,457,040

†Time Warner Cable Class A	53	1,484
†USGen	1,700,000	0
Total Common Stock (cost $2,630,171)		1,526,983

Preferred Stock – 0.19%
=@‡PPort Townsend	467	462,330
Total Preferred Stock (cost $462,330)		462,330

Warrants – 0.00%
=@‡PPort Townsend	467	11,208
†#Solutia 144A exercise price $7.59, expiration date 7/15/09	4,410	0
Total Warrants (cost $379,128)		11,208

Total Value of Securities Before Securities Lending Collateral – 98.44%
(cost $238,392,950)		235,901,715

Securities Lending Collateral** – 7.33%
Investment Companies
Mellon GSL DBT II Collateral Fund	17,552,606	17,552,606
Total Securities Lending Collateral (cost $17,552,606)		17,552,606

Total Value of Securities – 105.77%
(cost $255,945,556)		253,454,321©
Obligation to Return Securities Lending Collateral** – (7.33%)		(17,552,606)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.56%		3,732,761
Net Assets Applicable to 76,392,627 Shares Outstanding – 100.00%		$239,634,476

≠The rate shown is the effective yield as of the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $41,327,311, which represented 17.25% of the Fund’s net assets. See Note 4 in “Notes.”
*Fully or partially on loan.
‡Non-income producing security. Security is currently in default.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2008, the aggregate amount of fair valued securities was $2,727,534, which represented 1.14% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $5,341,944, which represented 2.23% of the Fund’s net assets. See Note 4 in “Notes.”
PRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted securities equals $5,341,944 or 2.23% of the Fund's net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of April 30, 2008.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non-income producing security for the period ended April 30, 2008.
**See Note 3 in “Notes.”
©Includes $18,268,354 of securities loaned.

PIK – Pay-in-Kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Delchester Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$256,387,363
Aggregate unrealized appreciation	3,822,380
Aggregate unrealized depreciation	(6,755,422)
Net unrealized depreciation	$ (2,933,042)

For federal income tax purposes, at July 31, 2007, capital loss carryforwards of $632,013,200 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $116,446,115 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At April 30, 2008, the market value of the securities on loan was $18,268,354, for which the Fund received collateral, comprised of non-cash collateral valued at $1,233,360, and cash collateral of $17,552,606. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Extended Duration Bond Fund

April 30, 2008

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 1.57%
Freddie Mac Reference REMIC
Series R002 ZA 5.50% 6/15/35	USD	651,216	$594,084
Series R008 ZA 6.00% 7/15/36		3,036,999	2,912,894
Freddie Mac REMIC Series 3344 ME 5.50% 7/15/37		665,000	650,967
Total Agency Collateralized Mortgage Obligations (cost $4,111,340)			4,157,945

Agency Obligation – 0.47%
Tennessee Valley Authority 4.875% 1/15/48		1,300,000	1,261,945
Total Agency Obligation (cost $1,282,216)			1,261,945

Commercial Mortgage-Backed Securities – 1.83%
•Bank of America Commercial Mortgage
Series 2004-3 A5 5.316% 6/10/39		665,000	680,352
Series 2005-6 AM 5.180% 9/10/47		315,000	302,680
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16		260,000	265,691
•Series 2007-T28 A4 5.742% 9/11/42		740,000	730,878
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18		610,000	635,417
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9 A2 5.134% 5/15/47		750,000	709,724
#Merrill Lynch Mortgage Investors Series 1998-C3 G 144A 6.00% 12/15/30		500,000	339,979
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34		110,000	85,438
Series 2005-CIP1 A2 4.96% 7/12/38		50,000	50,017
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31		155,000	152,739
Series 2007-T27 A4 5.65% 6/13/42		715,000	707,909
#Tower Series 2004-2A A 144A 4.232% 12/15/14		195,000	191,084
Total Commercial Mortgage-Backed Securities (cost $5,023,633)			4,851,908

•Convertible Bonds – 0.48%
*U.S. Bancorp 0.792% 9/20/36 exercise price $38.28, expiration date 9/20/36		800,000	807,680
Wyeth 3.581% 1/15/24 exercise price $60.09, expiration date 1/15/24		450,000	458,181
Total Convertible Bonds (cost $1,283,140)			1,265,861

Corporate Bonds – 86.19%
Banking – 9.23%
•BAC Capital Trust XV 3.876% 6/1/56		725,000	540,493
Bank of America
4.90% 5/1/13		650,000	652,132
5.65% 5/1/18		1,950,000	1,955,129
Bank of New York Mellon 4.50% 4/1/13		3,925,000	3,916,373
CoBank ACB 7.875% 4/16/18		935,000	963,279
JPMorgan Chase Capital XXV 6.80% 10/1/37		3,855,000	3,664,536
Mellon Bank 5.45% 4/1/16		1,695,000	1,710,872
#Northern Rock 144A 5.625% 6/22/17		1,690,000	1,690,152
PNC Bank 6.875% 4/1/18		2,665,000	2,759,722
@PPopular North America Capital Trust I 6.564% 9/15/34		708,000	487,220
Silicon Valley Bank 5.70% 6/1/12		1,150,000	1,108,940
U.S. Bank
4.80% 4/15/15		1,080,000	1,061,736
4.95% 10/30/14		640,000	634,058
Wachovia Bank 6.60% 1/15/38		725,000	703,300
*Washington Mutual 5.25% 9/15/17		530,000	451,297
Wells Fargo 4.375% 1/31/13		2,225,000	2,203,386
			24,502,625
Basic Industry – 3.81%
duPont (E.I.) deNemours 5.60% 12/15/36		1,000,000	938,419
#Evraz Group 144A 9.50% 4/24/18		667,000	678,673
Freeport McMoRan Copper & Gold 8.25% 4/1/15		625,000	680,469
Georgia-Pacific 9.50% 12/1/11		250,000	265,000
#GTL Trade Finance 144A 7.25% 10/20/17		540,000	557,257

Monsanto
5.125% 4/15/18	725,000	723,301
5.875% 4/15/38	730,000	722,861
#Nine Dragons Paper Holdings 144A 7.875% 4/29/13	530,000	526,347
#Norske Skogindustrier 144A 7.125% 10/15/33	1,055,000	769,545
Placer Dome 6.45% 10/15/35	675,000	636,520
Rohm & Haas 6.00% 9/15/17	1,340,000	1,365,334
#Sappi Papier Holding 144A 6.75% 6/15/12	1,320,000	1,245,643
*#Steel Dynamics 144A 7.75% 4/15/16	420,000	431,550
#Stora Enso 144A 6.404% 4/15/16	650,000	578,048
		10,118,967
Brokerage – 4.24%
Goldman Sachs Group
*6.15% 4/1/18	2,540,000	2,574,073
6.75% 10/1/37	734,000	721,510
Jefferies Group 6.45% 6/8/27	1,185,000	953,155
JPMorgan Chase 5.75% 1/2/13	495,000	513,095
LaBranche 9.50% 5/15/09	595,000	612,106
Lazard Group 6.85% 6/15/17	565,000	527,431
Lehman Brothers Holdings
5.625% 1/24/13	1,545,000	1,523,903
6.50% 7/19/17	580,000	570,735
6.875% 5/2/18	770,000	788,928
6.875% 7/17/37	1,090,000	1,013,563
Merrill Lynch 6.875% 4/25/18	1,440,000	1,454,350
		11,252,849
Capital Goods – 2.45%
Caterpillar 6.05% 8/15/36	1,250,000	1,266,010
Deere & Co 7.125% 3/3/31	675,000	767,283
KB Home 8.625% 12/15/08	650,000	659,750
NXP BV Funding 9.50% 10/15/15	610,000	591,700
Raytheon 7.20% 8/15/27	750,000	832,611
#Tyco Electronics Group 144A 7.125% 10/1/37	1,000,000	1,027,312
Waste Management 6.10% 3/15/18	1,350,000	1,356,285
		6,500,951
Communications – 6.56%
#Charter Communications Operating 144A 10.875% 9/15/14	405,000	430,313
Comcast 6.95% 8/15/37	1,767,000	1,873,661
ΩInmarsat Finance 10.375% 11/15/12	700,000	693,875
News America
6.65% 11/15/37	700,000	725,962
7.30% 4/30/28	700,000	745,480
•Nortel Networks 6.963% 7/15/11	610,000	577,975
Sprint Capital 8.375% 3/15/12	675,000	643,453
Telefonos de Mexico 5.50% 1/27/15	600,000	587,792
Time Warner Cable 6.55% 5/1/37	2,250,000	2,242,442
Verizon Communications
5.55% 2/15/16	2,280,000	2,303,299
6.25% 4/1/37	325,000	326,887
6.90% 4/15/38	2,250,000	2,444,885
#Vimpelcom 144A 9.125% 4/30/18	1,120,000	1,122,798
#Vivendi 144A 6.625% 4/4/18	1,970,000	1,926,441
Vodafone Group 7.875% 2/15/30	400,000	455,591
Windstream 8.125% 8/1/13	305,000	317,200
		17,418,054
Consumer Cyclical – 6.50%
CVS Caremark
4.875% 9/15/14	635,000	626,511
5.75% 6/1/17	1,944,000	1,973,403
DaimlerChrysler North America 8.50% 1/18/31	600,000	695,057
Disney (Walt) 7.55% 7/15/93	1,920,000	2,226,753
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	550,000	558,250
General Motors 8.375% 7/15/33	290,000	222,213
GMAC 6.875% 8/28/12	805,000	639,198
Johnson Controls 6.00% 1/15/36	1,355,000	1,225,886
Lear 8.75% 12/1/16	300,000	283,500
McDonald's 6.30% 3/1/38	2,400,000	2,483,828
Neiman Marcus Group 10.375% 10/15/15	310,000	327,050
Tenneco 8.625% 11/15/14	200,000	204,500
VF 5.95% 11/1/17	925,000	923,997

Wal-Mart Stores
5.25% 9/1/35		2,175,000	1,955,651
6.50% 8/15/37		2,750,000	2,928,346
			17,274,143
Consumer Non-Cyclical – 17.12%
Abbott Laboratories 5.60% 11/30/17		2,315,000	2,397,233
#AmBev International Finance 144A 9.50% 7/24/17	BRL	1,500,000	776,080
Amgen 5.85% 6/1/17	USD	1,710,000	1,724,875
Archer Daniels 6.45% 1/15/38		1,985,000	2,064,041
AstraZeneca
5.90% 9/15/17		825,000	875,096
6.45% 9/15/37		3,300,000	3,577,847
#Cargill 144A
6.125% 4/19/34		1,000,000	905,281
6.125% 9/15/36		550,000	490,652
#Covidien International Finance 144A 6.55% 10/15/37		3,687,000	3,781,519
Delhaize America 9.00% 4/15/31		1,245,000	1,544,755
Diageo Capital 5.75% 10/23/17		2,130,000	2,176,051
#Dr Pepper Snapple Group 144A 6.82% 5/1/18		2,890,000	3,003,372
Genentech 5.25% 7/15/35		800,000	726,413
HCA 9.25% 11/15/16		405,000	436,388
Johnson & Johnson 5.95% 8/15/37		1,250,000	1,351,410
Kimberly-Clark 6.625% 8/1/37		1,250,000	1,367,041
Kraft Foods
6.125% 2/1/18		1,620,000	1,656,583
6.875% 2/1/38		800,000	832,018
7.00% 8/11/37		1,240,000	1,309,583
Kroger
4.95% 1/15/15		700,000	682,333
6.90% 4/15/38		2,085,000	2,224,338
Merck 5.75% 11/15/36		1,315,000	1,276,435
Procter & Gamble 5.55% 3/5/37		1,355,000	1,348,129
Quest Diagnostics 5.45% 11/1/15		2,005,000	1,900,814
Schering-Plough 6.55% 9/15/37		2,750,000	2,747,572
#Seminole Indian Tribe of Florida 144A 7.804% 10/1/20		425,000	413,959
SYSCO 5.25% 2/12/18		950,000	956,209
UST 5.75% 3/1/18		1,060,000	1,061,077
Wyeth 5.95% 4/1/37		1,855,000	1,843,477
			45,450,581
Electric – 9.21%
Commonwealth Edison 6.15% 9/15/17		265,000	271,874
Connecticut Light & Power 6.35% 6/1/36		1,320,000	1,318,887
Consolidate Edison of New York 6.75% 4/1/38		2,175,000	2,319,359
Duke Energy Carolinas
6.00% 1/15/38		1,000,000	1,005,990
6.05% 4/15/38		1,480,000	1,499,265
Illinois Power 6.125% 11/15/17		1,000,000	981,558
#Ipalco Enterprises 144A 7.25% 4/1/16		135,000	139,725
Northern States Power 5.25% 3/1/18		2,810,000	2,827,790
NRG Energy 7.375% 2/1/16		405,000	418,163
Pacific Gas & Electric 6.35% 2/15/38		2,295,000	2,384,051
PacifiCorp 5.75% 4/1/37		3,250,000	3,127,692
PECO Energy 5.35% 3/1/18		1,920,000	1,923,335
Potomac Electric Power 6.50% 11/15/37		2,190,000	2,217,084
PSEG Power 5.50% 12/1/15		890,000	871,863
PSI Energy 8.85% 1/15/22		230,000	286,008
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15		405,000	424,238
Virginia Electric & Power 5.40% 4/30/18		1,165,000	1,155,598
#West Penn Power 144A 5.95% 12/15/17		1,255,000	1,283,847
			24,456,327
Energy – 7.03%
#Enbridge Energy Partners 144A
6.50% 4/15/18		1,300,000	1,318,359
7.50% 4/15/38		2,215,000	2,380,434
*EnCana 5.90% 12/1/17		1,200,000	1,227,586
EnCana Holdings Finance 5.80% 5/1/14		785,000	809,130
Energy Transfer Partners 7.50% 7/1/38		2,000,000	2,147,524
#Gaz Capital 144A 8.146% 4/11/18		225,000	239,906
#Lukoil International Finance 144A 6.356% 6/7/17		100,000	92,750
#Markwest Energy Partners 144A 8.75% 4/15/18		555,000	578,588

Nexen 6.40% 5/15/37		1,750,000	1,716,939
#Plains All American Pipeline 144A 6.50% 5/1/18		1,120,000	1,145,940
#Ras Laffan Liquefied Natural Gas III 144A 5.838% 9/30/27		1,970,000	1,666,547
SEACOR Holdings 7.20% 9/15/09		240,000	248,972
Sibneft 10.75% 1/15/09		475,000	496,518
Suncor Energy 6.50% 6/15/38		815,000	814,284
Weatherford International
6.80% 6/15/37		1,820,000	1,924,144
7.00% 3/15/38		1,275,000	1,377,126
XTO Energy 5.30% 6/30/15		475,000	476,481
			18,661,228
Finance Companies – 5.08%
#Capmark Financial Group 144A 6.30% 5/10/17		435,000	316,991
FTI Consulting 7.75% 10/1/16		270,000	282,150
General Electric Capital
5.625% 9/15/17		120,000	122,484
5.625% 5/1/18		780,000	789,471
5.875% 1/14/38		1,710,000	1,635,923
6.75% 3/15/32		6,000,000	6,372,708
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,045,000	929,035
International Lease Finance 5.875% 5/1/13		815,000	812,540
John Deere Capital 5.35% 4/3/18		1,895,000	1,900,725
#Mantis Reef 144A 4.799% 11/3/09		340,000	333,067
			13,495,094
Insurance – 5.81%
American International Group 5.85% 1/16/18		1,530,000	1,531,600
#Genworth Life Institutional Funding Trust 144A 5.875% 5/3/13		1,220,000	1,228,369
@#Max USA Holdings 144A 7.20% 4/14/17		870,000	895,030
•#MetLife Capital Trust X 144A 9.25% 4/8/38		2,600,000	2,939,061
@ÕMontpelier Re Holdings 6.125% 8/15/13		465,000	458,953
#Mutual of Omaha Insurance 144A 6.80% 6/15/36		1,290,000	1,240,757
Prudential Financial 6.625% 12/1/37		1,495,000	1,481,500
@w#Stingray Pass-Through Trust 144A 5.902% 1/12/15		1,200,000	192,000
UnitedHealth Group
5.50% 11/15/12		1,900,000	1,895,081
6.875% 2/15/38		1,170,000	1,145,154
Unitrin 6.00% 5/15/17		1,725,000	1,586,320
•#White Mountains Re Group 144A 7.506% 5/29/49		1,105,000	833,336
			15,427,161
Natural Gas – 2.41%
Boston Gas 6.95% 12/1/23		200,000	199,161
Enterprise Products Operating
5.60% 10/15/14		1,170,000	1,159,527
6.50% 1/31/19		1,456,000	1,504,348
*•8.375% 8/1/66		730,000	727,663
Kinder Morgan Energy Partners 5.125% 11/15/14		1,200,000	1,166,436
Valero Energy 6.625% 6/15/37		1,670,000	1,631,962
			6,389,097
Real Estate – 0.38%
Regency Centers 5.875% 6/15/17		1,140,000	1,023,435
			1,023,435
Technology – 3.11%
Freescale Semiconductor 8.875% 12/15/14		315,000	278,775
Hewlett-Packard 5.50% 3/1/18		920,000	940,595
International Business Machines 7.125% 12/1/96		100,000	110,676
Oracle 6.50% 4/15/38		3,585,000	3,717,832
Sungard Data Systems 9.125% 8/15/13		275,000	288,750
Xerox
6.35% 5/15/18		840,000	845,795
6.75% 2/1/17		2,000,000	2,077,752
			8,260,175
Transportation – 3.25%
Burlington North Santa Fe
5.65% 5/1/17		1,505,000	1,517,115
5.75% 3/15/18		2,005,000	2,037,260
6.15% 5/1/37		1,400,000	1,378,586
#DP World 144A 6.85% 7/2/37		670,000	578,765
#Norfolk Southern 144A 5.75% 4/1/18		2,755,000	2,799,229
Red Arrow International Leasing 8.375% 6/30/12	RUB	7,770,264	327,069
			8,638,024
Total Corporate Bonds (cost $230,086,311)			228,868,711

Municipal Bonds – 2.00%
North Texas Tollway Authority Refunding (First Tier Insured)
Series A
5.50% 1/1/18	USD	150,000	162,995
6.00% 1/1/19		75,000	83,737
6.00% 1/1/20		370,000	409,734
^Series D 5.97% 1/1/37 (Assured Gty)		1,845,000	402,708
Oregon State Taxable Pension 5.892% 6/1/27		410,000	422,882
Portland, Oregon Sewer System Revenue Refunding Series A (First Lien) 5.00% 6/15/18		735,000	804,127
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18		450,000	494,690
5.00% 11/15/19		375,000	407,179
West Virginia Economic Development Authority Series A 5.37% 7/1/20 (MBIA)		60,000	60,470
West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47		2,005,000	1,885,802
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)		170,000	180,496
Total Municipal Bonds (cost $5,313,914)			5,314,820

Non-Agency Asset-Backed Securities – 1.49%
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		550,000	541,998
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		1,505,000	1,414,743
CNH Equipment Trust Series 2008-A3 4.12% 5/15/12		200,000	197,809
Discover Card Execution Note Master Trust Series 2007-A1 A1 5.65% 3/16/20		960,000	927,962
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		190,000	171,113
Mid-State Trust
Series 11 A1 4.864% 7/15/38		52,909	50,705
Series 2005-1 A 5.745% 1/15/40		134,430	124,263
RSB Bondco Series 2007-A A2 5.72% 4/1/18		510,000	516,011
Total Non-Agency Asset-Backed Securities (cost $4,097,916)			3,944,604

Regional Agency – 0.26%
Australia – 0.26%
Queensland Treasury 6.00% 10/14/15	AUD	762,000	683,725
Total Regional Agency (cost $587,388)			683,725

«Senior Secured Loans – 1.54%
Energy Futures Holdings Term B2 6.256% 10/10/14	USD	725,000	696,167
Ford Motor Term B 5.80% 11/29/13		732,120	674,348
General Motors Term B 5.059% 11/17/13		667,735	629,861
MetroPCS Wireless Term B 5.078% 2/20/14		696,465	658,062
PTS Acquisition Term B 4.946% 4/10/14		696,491	623,360
Telesat Canada Bridge 9.00% 2/14/14		960,000	820,800
Total Senior Secured Loans (cost $4,386,031)			4,102,598

Sovereign Debt – 1.60%
Brazil – 0.28%
Republic of Brazil 11.00% 8/17/40		540,000	736,695
			736,695
Germany – 0.41%
Bundesobligation 4.25% 10/12/12	EUR	687,500	1,087,602
			1,087,602
Indonesia – 0.26%
Republic of Indonesia
8.50% 10/12/35	USD	120,000	131,612
11.00% 12/15/12	IDR	5,393,000,000	557,696
			689,308
Mexico – 0.09%
Mexican Bonos 8.00% 12/17/15	MXN	2,604,000	249,189
			249,189
Philippines – 0.07%
*Philippines Government 6.375% 1/15/32	USD	200,000	196,250
			196,250
United Kingdom – 0.49%
U.K. Treasury 8.00% 9/27/13	GBP	555,000	1,286,851
			1,286,851
Total Sovereign Debt (cost $4,206,426)			4,245,895

Supranational Banks – 0.67%
European Investment Bank
6.00% 7/15/09	NZD	921,000	702,172
11.25% 2/14/13	BRL	700,000	411,114
Inter-American Development Bank
1.90% 7/8/09	JPY	1,000,000	9,721
5.75% 6/15/11	AUD	715,000	644,579
Total Supranational Banks (cost $1,710,345)			1,767,586

U.S. Treasury Obligation – 0.12%
¥^U.S. Treasury Strip 4.449% 11/15/36	USD	1,150,000	312,317
Total U.S. Treasury Obligation (cost $327,472)			312,317

		Number of
		Shares
•Preferred Stock – 1.35%
*Citigroup 8.40%		1,020,000	1,033,597
JPMorgan Chase 7.90%		2,510,000	2,565,202
Total Preferred Stock (cost $3,530,000)			3,598,799

Warrant – 0.00%
†#Solutia144A exercise price $7.59, expiration date 7/15/09		550	0
Total Warrant (cost $46,787)			0

		Principal
		Amount°
Repurchase Agreements** – 0.09%
BNP Paribas 1.95%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price $186,440
(collateralized by U.S. Government obligations,
ranging in par value $18,430-$117,570,
3.375%-5.125%, 6/15/09-6/30/11; with total
market value $190,221)	USD	186,430	186,430

UBS Warburg 1.93%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price $55,573
(collateralized by U.S. Government obligations,
par value $55,570, 3.375% 9/15/09;
with market value $56,686)		55,570	55,570
Total Repurchase Agreements (cost $242,000)			242,000

Total Value of Securities Before Securities Lending Collateral – 99.66%
(cost $266,234,919)			264,618,714

		Number of
		Shares
Securities Lending Collateral*** – 2.66%
Investment Companies
Mellon GSL DBT II Collateral Fund		7,072,520	7,072,520
Total Securities Lending Collateral (cost $7,072,520)			7,072,520

Total Value of Securities – 102.32%
(cost $273,307,439)			271,691,234©
Obligation to Return Securities Lending Collateral*** – (2.66%)			(7,072,520)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.34%			908,919
Net Assets Applicable to 48,519,314 Shares Outstanding – 100.00%			$265,527,633

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
RUB – Russian Ruble
USD – United States Dollar

@Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $2,033,203, which represented 0.77% of the Fund’s net assets. See Note 8 in “Notes.”
PRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted securities was $946,173 or 0.36% of the Fund's net assets. See Note 8 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities equaled $44,310,627, which represented 16.69% of the Fund’s net assets. See Note 8 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally:(i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
•Variable rate security. The rate shown is the rate as of April 30, 2008.
¥Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.
†Non-income producing security for the period ended April 30, 2008.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 7 in “Notes.”
©Includes $6,892,641 of securities loaned.

Summary of Abbreviations:
Assured Gty – Assured Guaranty
CDS – Credit Default Swap
FSA – Insured by Financial Security Assurance
MBIA – Insured by the Municipal Bond Insurance Association
REMIC – Real Estate Mortgage Investment Conduit
RSB – Rate Stabilization Bond
yr – Year

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, written options, and swap contracts were outstanding at April 30, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	292,530	NZD	(348,351)	6/30/08	$ 4,188
AUD	(1,038,981)	USD	981,666	5/30/08	5,509
BRL	(946,421)	USD	541,431	5/30/08	(27,947)
EUR	(671,755)	JPY	69,928,440	5/30/08	1,935
EUR	175,255	USD	(276,696)	5/30/08	(3,333)
GBP	(696,228)	USD	1,383,474	5/30/08	2,152
JPY	110,824,186	USD	(1,067,614)	5/30/08	65
JPY	100,102,832	USD	(964,075)	5/30/08	314
MXN	(2,717,188)	USD	252,163	5/30/08	(5,928)
MXN	114,400	USD	(10,620)	5/30/08	246
NOK	2,330,425	USD	(446,758)	5/30/08	9,889
NOK	(1,114,000)	USD	217,476	5/2/08	(1,471)
NZD	(524,101)	USD	407,279	5/30/08	(343)
RUB	(7,759,220)	USD	327,000	5/30/08	(769)
					$ (15,493)

Futures Contracts2

					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
6 Long Gilt Bond		$ 1,291,884	$ 1,291,781	6/30/08	$ (103)
(78) U.S. Treasury 10 yr Notes		(9,055,396)	(9,033,375)	6/30/08	22,021
519 U.S. Treasury Long Bond		59,680,184	60,666,234	6/19/08	986,050
					$ 1,007,968

Written Options[3]
	Number of	Notional	Exercise		Unrealized
Description	Contracts	Value	Price	Expiration Date	Depreciation
Written Put Options
U.S. Treasury 10 yr Future	(86)	$8,600,000	$115.50	5/23/08	$(20,271)

Swap Contracts4
Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Kraft Food 10 yr CDS	$1,350,000	0.77%	12/20/17	$14,332
JPMorgan Chase Bank
Embarq 7 yr CDS	1,155,000	0.77%	9/20/14	80,618
Lehman Brothers
Capmark Financial 5 yr CDS	400,000	1.65%	9/20/12	89,079
Gannet 7 yr CDS	672,000	0.88%	9/20/14	42,488
Home Depot 5 yr CDS	900,000	0.50%	9/20/12	24,435
New York Times 7 yr CDS	672,000	0.75%	9/20/14	51,212
Sara Lee 7 yr CDS	672,000	0.60%	9/20/14	(3,545)
Target 5 yr CDS	900,000	0.57%	12/20/12	5,372
Washington Mutual 10 yr CDS	545,000	3.15%	12/20/17	(33,466)
				$270,525

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, written options, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”
4See Note 6 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Extended Duration Bond Fund (Fund).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$273,430,256
Aggregate unrealized appreciation	3,865,396
Aggregate unrealized depreciation	(5,604,418)
Net unrealized depreciation	$ (1,739,022)

For federal income tax purposes, at July 31, 2007, capital loss carryforwards of $3,707,052 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $807,298 expires in 2014 and $2,899,754 expires in 2015.

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by prevailing interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Written Options
During the period ended April 30, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended April 30, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at July 31, 2007	-	$-
Options written	463	290,703
Options expired	(159)	(126,300)
Options terminated in
closing purchase transactions	(218)	(124,205)
Options outstanding at April 30, 2008	86	$40,198

6. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (the purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended April 30, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized gains or losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended April 30, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

7. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net allocations to the security lending agent and the borrower.

At April 30, 2008, the market value of securities on loan was $6,892,641, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

8. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable Municipal Bonds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware High-Yield Opportunities Fund

April 30, 2008

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Corporate Bonds – 88.87%
Basic Industry – 7.74%
*Domtar 7.125% 8/15/15	$ 440,000	$ 426,800
#Evraz Group 144A 9.50% 4/24/18	1,320,000	1,343,100
Freeport McMoRan Copper & Gold 8.25% 4/1/15	887,000	965,721
Georgia-Pacific
7.70% 6/15/15	504,000	506,520
*8.875% 5/15/31	997,000	977,060
Innophos 8.875% 8/15/14	525,000	525,000
#Innophos Holding 144A 9.50% 4/15/12	465,000	451,050
#MacDermid 144A 9.50% 4/15/17	631,000	605,760
*Momentive Performance Materials 9.75% 12/1/14	1,011,000	985,725
#NewPage 144A 10.00% 5/1/12	790,000	847,275
‡@=PPort Townsend 12.431% 8/27/12	266,000	263,340
Potlatch 13.00% 12/1/09	888,000	990,291
#Rock-Tenn 144A 9.25% 3/15/16	300,000	316,500
Rockwood Specialties Group 7.50% 11/15/14	675,000	678,375
•#Ryerson 144A 10.614% 11/1/14	860,000	786,900
#Sappi Papier Holding 144A 6.75% 6/15/12	655,000	618,103
#Steel Dynamics 144A 7.75% 4/15/16	1,215,000	1,248,413
Verso Paper Holdings 9.125% 8/1/14	415,000	430,563
@PWitco 6.875% 2/1/26	365,000	253,675
		13,220,171
Brokerage – 0.76%
LaBranche
9.50% 5/15/09	848,000	872,380
11.00% 5/15/12	414,000	424,350
		1,296,730
Capital Goods – 6.60%
BWAY 10.00% 10/15/10	415,000	402,550
CPG International 10.50% 7/1/13	488,000	419,680
DRS Technologies 7.625% 2/1/18	790,000	809,750
Graham Packaging 8.50% 10/15/12	1,140,000	1,122,899
Graphic Packaging International 8.50% 8/15/11	816,000	828,240
Greenbrier 8.375% 5/15/15	680,000	652,800
Interface 10.375% 2/1/10	876,000	921,990
Intertape Polymer 8.50% 8/1/14	401,000	354,885
Koppers Industries 9.875% 10/15/13	479,000	510,135
L-3 Communications 7.625% 6/15/12	800,000	824,000
*NXP BV Funding 9.50% 10/15/15	895,000	868,150
Owens Brockway Glass Container 6.75% 12/1/14	700,000	714,000
Owens Corning 6.50% 12/1/16	480,000	406,896
Smurfit-Stone Container Enterprises 8.00% 3/15/17	939,000	798,150
#SPX 144A 7.625% 12/15/14	290,000	303,413
Trimas 9.875% 6/15/12	565,000	495,788
Vitro 11.75% 11/1/13	820,000	848,700
		11,282,026
Consumer Cyclical – 8.85%
Associated Materials 9.75% 4/15/12	445,000	445,000
Dollar General 10.625% 7/15/15	860,000	860,000
DR Horton 8.00% 2/1/09	460,000	460,000
Ford Motor 7.45% 7/16/31	1,060,000	797,650
Ford Motor Credit 7.80% 6/1/12	4,140,000	3,705,151
General Motors
5.85% 1/14/09	450,000	439,973
*8.375% 7/15/33	1,440,000	1,103,400
GMAC 6.875% 8/28/12	4,356,000	3,458,816
KB Home
7.75% 2/1/10	230,000	227,125
8.625% 12/15/08	480,000	487,200

Lear 8.75% 12/1/16	1,313,000	1,240,785
*Neiman Marcus Group 10.375% 10/15/15	225,000	237,375
*Neiman Marcus Group PIK 9.00% 10/15/15	652,000	681,340
Tenneco 8.625% 11/15/14	960,000	981,600
		15,125,415
Consumer Non-Cyclical – 3.22%
ACCO Brands 7.625% 8/15/15	435,000	398,025
*Constellation Brands 8.125% 1/15/12	980,000	1,003,275
Cott Beverages USA 8.00% 12/15/11	394,000	333,915
Del Monte
6.75% 2/15/15	235,000	227,950
*8.625% 12/15/12	190,000	197,600
Iron Mountain
6.625% 1/1/16	415,000	403,069
8.625% 4/1/13	460,000	470,350
*Jarden 7.50% 5/1/17	565,000	522,625
P@National Beef Packing 10.50% 8/1/11	668,000	631,260
Pilgrim's Pride
7.625% 5/1/15	444,000	424,020
*8.375% 5/1/17	474,000	424,230
Visant Holding 8.75% 12/1/13	475,000	470,250
		5,506,569
Energy – 14.98%
AmeriGas Partners 7.125% 5/20/16	862,000	872,775
Chesapeake Energy
6.375% 6/15/15	92,000	91,080
6.625% 1/15/16	1,266,000	1,272,330
Complete Production Service 8.00% 12/15/16	415,000	418,113
Compton Petroleum Finance 7.625% 12/1/13	1,358,000	1,347,814
#Connacher Oil & Gas 144A 10.25% 12/15/15	440,000	468,600
Dynergy Holdings 7.75% 6/1/19	1,720,000	1,719,999
El Paso
*6.875% 6/15/14	1,255,000	1,307,579
7.00% 6/15/17	598,000	627,051
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	418,000	434,593
Energy Partners 9.75% 4/15/14	412,000	383,160
Ferrellgas Finance Escrow 6.75% 5/1/14	722,000	714,780
Foundation Pennsylvania Coal 7.25% 8/1/14	1,136,000	1,172,920
Geophysique-Veritas
7.50% 5/15/15	170,000	176,375
7.75% 5/15/17	661,000	685,788
#Helix Energy Solutions 144A 9.50% 1/15/16	1,005,000	1,052,738
#Hilcorp Energy I 144A
7.75% 11/1/15	607,000	600,930
9.00% 6/1/16	652,000	682,970
Inergy Finance
6.875% 12/15/14	451,000	441,416
8.25% 3/1/16	349,000	359,470
#Inergy Finance 144A 8.25% 3/1/16	5,000	5,150
International Coal 10.25% 7/15/14	545,000	553,175
KCS Energy 7.125% 4/1/12	375,000	365,625
#Key Energy Services 144A 8.375% 12/1/14	545,000	566,800
Kinder Morgan Finance 5.35% 1/5/11	66,000	65,505
Mariner Energy 8.00% 5/15/17	915,000	903,563
#Markwest Energy 144A 8.75% 4/15/18	835,000	870,488
Massey Energy 6.875% 12/15/13	598,000	600,990
OPTI Canada
7.875% 12/15/14	340,000	347,650
8.25% 12/15/14	493,000	511,488
PetroHawk Energy 9.125% 7/15/13	992,000	1,054,000
Plains Exploration & Production 7.00% 3/15/17	578,000	572,220
Regency Energy Partners 8.375% 12/15/13	721,000	755,248
Sabine Pass LNG 7.50% 11/30/16	465,000	427,800
#Stallion Oilfield Services 144A 9.75% 2/1/15	373,000	312,388
Whiting Petroleum 7.25% 5/1/13	1,312,000	1,321,840
Williams 7.50% 1/15/31	1,436,000	1,529,339
		25,593,750
Finance & Investments – 1.23%
Leucadia National 8.125% 9/15/15	463,000	474,575
#LVB Acquisition Merger Sub 144A 10.00% 10/15/17	785,000	845,837

#Nuveen Investments 144A 10.50% 11/15/15	788,000	762,390
Unum Group 5.859% 5/15/09	25,000	25,413
		2,108,215
Media – 4.72%
CCH II 10.25% 9/15/10	450,000	435,375
#Charter Communications Operating 144A
8.00% 4/30/12	1,264,000	1,226,080
10.875% 9/15/14	1,210,000	1,285,625
Clear Channel Communications 5.50% 9/15/14	275,000	191,360
CSC Holdings
6.75% 4/15/12	355,000	349,675
7.625% 4/1/11	460,000	465,750
Dex Media West 9.875% 8/15/13	1,129,000	1,066,905
*Lamar Media 6.625% 8/15/15	950,000	900,125
#LBI Media 144A 8.50% 8/1/17	384,000	320,640
Quebecor Media 7.75% 3/15/16	918,000	888,165
#Videotron 144A 9.125% 4/15/18	875,000	936,250
		8,065,950
Real Estate – 0.76%
Host Hotels & Resorts 7.125% 11/1/13	1,300,000	1,301,625
		1,301,625
Services Cyclical – 11.27%
Aramark Services
•6.739% 2/1/15	415,000	401,513
*8.50% 2/1/15	1,470,000	1,539,825
Cardtronics 9.25% 8/15/13	100,000	95,625
#Cardtronics 144A 9.25% 8/15/13	577,000	551,756
Corrections Corporation of America
6.25% 3/15/13	980,000	980,000
7.50% 5/1/11	506,000	516,120
FTI Consulting 7.625% 6/15/13	1,526,000	1,590,855
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,335,000	1,355,025
Gaylord Entertainment 8.00% 11/15/13	727,000	692,468
Global Cash Access 8.75% 3/15/12	494,000	489,060
Harrah's Operating 5.50% 7/1/10	1,025,000	914,813
Hertz 8.875% 1/1/14	832,000	842,400
Kansas City Southern de Mexico 9.375% 5/1/12	1,546,000	1,619,434
Kansas City Southern Railway 9.50% 10/1/08	383,000	388,745
*Majestic Star Casino 9.50% 10/15/10	400,000	352,000
MGM Mirage
7.50% 6/1/16	2,020,000	1,838,199
7.625% 1/15/17	464,000	425,720
‡Northwest Airlines 10.00% 2/1/09	215,000	2,688
*Park Place Entertainment 7.875% 3/15/10	650,000	614,250
#Penhall International 144A 12.00% 8/1/14	433,000	333,410
#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,472,000	1,578,720
Seabulk International 9.50% 8/15/13	415,000	439,381
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	560,000	545,451
8.03% 10/1/20	285,000	281,227
Travelport 9.875% 9/1/14	890,000	864,413
		19,253,098
Services Non-Cyclical – 7.17%
*Advanced Medical Optics 7.50% 5/1/17	770,000	700,700
Allied Waste North America
*7.375% 4/15/14	768,000	777,600
7.875% 4/15/13	459,000	479,081
*#Bausch & Lomb 144A 9.875% 11/1/15	1,180,000	1,259,650
Casella Waste Systems 9.75% 2/1/13	1,062,000	1,046,070
Community Health Systems 8.875% 7/15/15	1,160,000	1,212,200
@PCRC Health 10.75% 2/1/16	1,382,000	1,181,610
HCA 9.25% 11/15/16	2,475,000	2,666,813
HCA PIK 9.625% 11/15/16	1,261,000	1,357,151
•HealthSouth 10.829% 6/15/14	820,000	836,400
Universal Hospital Services PIK 8.50% 6/1/15	716,000	733,900
		12,251,175
Technology & Electronics – 1.64%
Freescale Semiconductor
•6.675% 12/15/14	725,000	581,813
8.875% 12/15/14	374,000	330,990

Sungard Data Systems
9.125% 8/15/13	819,000	859,950
*10.25% 8/15/15	956,000	1,020,530
		2,793,283
Telecommunications – 12.38%
P@‡=Allegiance Telecom 11.75% 2/15/10	255,000	18,666
Alltel 7.00% 7/1/12	970,000	829,350
Broadview Networks Holdings 11.375% 9/1/12	454,000	435,840
•Centennial Communications 8.448% 1/1/13	558,000	534,285
Citizens Communications 7.125% 3/15/19	930,000	864,900
Cricket Communications 9.375% 11/1/14	1,014,000	1,000,058
#Digicel 144A 9.25% 9/1/12	928,000	941,920
•#Hellas Telecommunications Luxembourg II 144A 8.463% 1/15/15	680,000	520,200
Hughes Network Systems 9.50% 4/15/14	845,000	849,225
ΩInmarsat Finance 10.375% 11/15/12	1,658,000	1,643,493
Intelsat Bermuda 11.25% 6/15/16	1,821,000	1,855,143
Lucent Technologies 6.45% 3/15/29	721,000	544,355
MetroPCS Wireless 9.25% 11/1/14	1,676,000	1,655,050
•Nortel Networks 6.963% 7/15/11	1,816,000	1,720,659
PAETEC Holding 9.50% 7/15/15	400,000	378,000
Qwest
6.50% 6/1/17	545,000	513,663
7.50% 10/1/14	365,000	368,650
Qwest Capital Funding 7.25% 2/15/11	978,000	963,330
Rural Cellular
•8.989% 11/1/12	519,000	529,380
9.875% 2/1/10	629,000	654,160
Sprint Capital 8.375% 3/15/12	1,355,000	1,291,673
Time Warner Telecom Holdings 9.25% 2/15/14	539,000	560,560
#Vimpelcom 144A 9.125% 4/30/18	800,000	801,998
Virgin Media Finance 8.75% 4/15/14	800,000	778,000
Windstream 8.125% 8/1/13	876,000	911,040
		21,163,598
Utilities – 7.55%
AES 8.00% 10/15/17	605,000	633,738
#AES 144A 8.75% 5/15/13	340,000	356,575
Edison Mission Energy 7.625% 5/15/27	905,000	885,769
Elwood Energy 8.159% 7/5/26	927,456	896,881
Midwest Generation 8.30% 7/2/09	363,000	370,260
Mirant Americas Generation 8.30% 5/1/11	1,108,000	1,155,090
Mirant North America 7.375% 12/31/13	912,000	950,760
NRG Energy 7.375% 2/1/16	3,290,000	3,396,925
Orion Power Holdings 12.00% 5/1/10	752,000	832,840
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	3,275,000	3,430,562
		12,909,400
Total Corporate Bonds (cost $151,957,808)		151,871,005

«Senior Secured Loans – 3.82%
Calpine 5.75% 3/29/14	850,000	801,788
Energy Futures Holdings Term Tranche Loan B2 6.579% 10/10/14	1,739,713	1,670,523
Ford Motor Term Tranche Loan B 5.80% 11/29/13	1,660,072	1,529,076
General Motors Term Tranche Loan B 5.059% 11/17/13	987,500	931,489
Georgia Pacific
Term Tranche Loan B-1 4.727% 12/20/12	474,300	455,862
Term Tranche Loan B2 4.74% 12/22/12	199,497	192,016
Idearc Term Tranche Loan B 4.696% 11/1/14	497,735	412,152
Talecris Biotherapeutics 2nd Lien 9.568% 12/6/14	625,000	526,563
Total Senior Secured Loans (cost $6,613,522)		6,519,469
	Number of
	Shares
Common Stock – 0.36%
†@=PAvado Brands	906	0
†Century Communications	1,325,000	1,060
*†Mirant	474	19,486
†Northwest Airlines	781	7,548
†@=PPort Townsend	950	592,800
†Time Warner Cable Class A	16	448
†USGen	250,000	0
Total Common Stock (cost $754,706)		621,342

Preferred Stock – 0.11%
@=PPort Townsend	190	188,100
Total Preferred Stock (cost $188,100)		188,100
Warrants – 0.00%
†@=PPort Townsend	190	4,560
†#Solutia 144A exercise price $7.59, expiration date 7/15/09	450	0
Total Warrants (cost $42,841)		4,560
	Principal
	Amount (U.S.$)
Repurchase Agreements** – 6.11%
BNP Paribas 1.95%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price $8,050,836
(collateralized by U.S. Government obligations,
ranging in par value $796,000-$5,076,800,
3.375%-5.125%, 6/15/09-6/30/11; with total
market value $8,214,077)	$8,050,400	8,050,400

UBS Warburg 1.93%, dated 4/30/08, to be
repurchased on 5/1/08, repurchase price $2,399,729
(collateralized by U.S. Government obligations,
par value $2,399,600, 3.375% 9/15/09;
with market value $2,447,825)	2,399,600	2,399,600
Total Repurchase Agreements (cost $10,450,000)		10,450,000

Total Value of Securities Before Securities Lending Collateral – 99.27%
(cost $170,006,977)		169,654,476

	Number of
	Shares
Securities Lending Collateral*** – 6.29%
Investment Companies
Mellon GSL DBT II Collateral Fund	10,746,618	10,746,618
Total Securities Lending Collateral (cost $10,746,618)		10,746,618

Total Value of Securities – 105.56%
(cost $180,753,595)		180,401,094©
Obligation to Return Securities Lending Collateral*** – (6.29%)		(10,746,618)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.73%		1,246,555
Net Assets Applicable to 41,669,483 Shares Outstanding – 100.00%		$170,901,031

*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2008, the aggregate amount of Rule 144A securities was $28,848,487, which represented 16.88% of the Fund’s net assets. See Note 4 in “Notes.”
@Illiquid security. At April 30, 2008, the aggregate amount of illiquid securities was $3,134,011, which represented 1.83% of the Fund’s net assets. See Note 4 in “Notes.”
=Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2008, the aggregate amount of fair valued securities was $1,067,466, which represented 0.62% of the Fund’s net assets. See Note 1 in "Notes."
PRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2008, the aggregate amount of the restricted securities was $3,134,011 or 1.83% of the Fund's net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of April 30, 2008.
‡Non-income producing security. Security is currently in default.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non-income producing security for the period ended April 30, 2008.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $10,520,643 of securities loaned.

PIK – Pay-in-Kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds – Delaware High-Yield Opportunities Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At April 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$180,981,848
Aggregate unrealized appreciation	2,971,519
Aggregate unrealized depreciation	(3,552,273)
Net unrealized depreciation	$ (580,754)

For federal income tax purposes, at July 31, 2007, capital loss carryforwards of $2,602,454 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,177,753 expires 2010 and $424,701 expires in 2014.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At April 30, 2008, the market value of the securities on loan was $10,520,643, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: